Financing Receivables (Summary Of Loans Receivable Reported Within Loans Receivable Or Investments In And Advances To Affiliated Companies) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012		Mar. 31, 2012
Schedule of financing receivables [Line items]
Loans receivable	¥ 1,227,849		¥ 1,293,372
Loans receivable carried at fair value	380,027	[1]	458,352	[1]
Loans receivable carried at amortized cost	847,822		835,020
Advances to affiliated companies	9,988		10,649
Loans at banks [Member]
Schedule of financing receivables [Line items]
Loans receivable	250,190		285,516
Short-term secured margin loans [Member]
Schedule of financing receivables [Line items]
Loans receivable	173,159		165,246
Inter-bank money market loans [Member]
Schedule of financing receivables [Line items]
Loans receivable	150,938		95,461
Corporate loans [Member]
Schedule of financing receivables [Line items]
Loans receivable	¥ 653,562		¥ 747,149

[1]	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.